Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Principal Funds, Inc.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000038715
Shareholder Report [Line Items]
Fund Name	California Municipal Fund
Class Name	Class A
Trading Symbol	SRCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 614,993,000
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$614,993 Total Number of Portfolio Holdings213 Portfolio Turnover Rate (annualized)56.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.86%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.87)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

C000038717
Shareholder Report [Line Items]
Fund Name	California Municipal Fund
Class Name	Class C
Trading Symbol	SRCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.69%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.69%
AssetsNet	$ 614,993,000
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$614,993 Total Number of Portfolio Holdings213 Portfolio Turnover Rate (annualized)56.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.86%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.87)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

C000153061
Shareholder Report [Line Items]
Fund Name	California Municipal Fund
Class Name	Institutional
Trading Symbol	PCMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
AssetsNet	$ 614,993,000
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$614,993 Total Number of Portfolio Holdings213 Portfolio Turnover Rate (annualized)56.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.86%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.87)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

C000038752
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class A
Trading Symbol	CMPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 10,707,712,000
Holdings Count | Holding	493
InvestmentCompanyPortfolioTurnover	12.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,707,712 Total Number of Portfolio Holdings493 Portfolio Turnover Rate (annualized)12.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	54.90%
U.S. Government & Government Agency Obligations	42.47%
Investment Companies	1.87%
Common Stocks	0.15%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000080382
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class J
Trading Symbol	PIOJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 10,707,712,000
Holdings Count | Holding	493
InvestmentCompanyPortfolioTurnover	12.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,707,712 Total Number of Portfolio Holdings493 Portfolio Turnover Rate (annualized)12.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	54.90%
U.S. Government & Government Agency Obligations	42.47%
Investment Companies	1.87%
Common Stocks	0.15%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000038755
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Institutional
Trading Symbol	PIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 10,707,712,000
Holdings Count | Holding	493
InvestmentCompanyPortfolioTurnover	12.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,707,712 Total Number of Portfolio Holdings493 Portfolio Turnover Rate (annualized)12.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	54.90%
U.S. Government & Government Agency Obligations	42.47%
Investment Companies	1.87%
Common Stocks	0.15%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000085771
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	R-3
Trading Symbol	PIOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 10,707,712,000
Holdings Count | Holding	493
InvestmentCompanyPortfolioTurnover	12.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,707,712 Total Number of Portfolio Holdings493 Portfolio Turnover Rate (annualized)12.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	54.90%
U.S. Government & Government Agency Obligations	42.47%
Investment Companies	1.87%
Common Stocks	0.15%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000085768
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	R-5
Trading Symbol	PIOQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 10,707,712,000
Holdings Count | Holding	493
InvestmentCompanyPortfolioTurnover	12.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,707,712 Total Number of Portfolio Holdings493 Portfolio Turnover Rate (annualized)12.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	54.90%
U.S. Government & Government Agency Obligations	42.47%
Investment Companies	1.87%
Common Stocks	0.15%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000149261
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	R-6
Trading Symbol	PICNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 10,707,712,000
Holdings Count | Holding	493
InvestmentCompanyPortfolioTurnover	12.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,707,712 Total Number of Portfolio Holdings493 Portfolio Turnover Rate (annualized)12.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	54.90%
U.S. Government & Government Agency Obligations	42.47%
Investment Companies	1.87%
Common Stocks	0.15%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000018963
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class A
Trading Symbol	PRBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 536,729,000
Holdings Count | Holding	818
InvestmentCompanyPortfolioTurnover	164.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$536,729 Total Number of Portfolio Holdings818 Portfolio Turnover Rate (annualized)164.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.84%
U.S. Government & Government Agency Obligations	29.35%
Investment Companies	5.89%
Senior Floating Rate Interests	4.75%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000018962
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class J
Trading Symbol	PBMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 536,729,000
Holdings Count | Holding	818
InvestmentCompanyPortfolioTurnover	164.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$536,729 Total Number of Portfolio Holdings818 Portfolio Turnover Rate (annualized)164.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.84%
U.S. Government & Government Agency Obligations	29.35%
Investment Companies	5.89%
Senior Floating Rate Interests	4.75%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000018961
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Institutional
Trading Symbol	PMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 536,729,000
Holdings Count | Holding	818
InvestmentCompanyPortfolioTurnover	164.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$536,729 Total Number of Portfolio Holdings818 Portfolio Turnover Rate (annualized)164.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.84%
U.S. Government & Government Agency Obligations	29.35%
Investment Companies	5.89%
Senior Floating Rate Interests	4.75%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000018958
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	R-3
Trading Symbol	PBMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
AssetsNet	$ 536,729,000
Holdings Count | Holding	818
InvestmentCompanyPortfolioTurnover	164.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$536,729 Total Number of Portfolio Holdings818 Portfolio Turnover Rate (annualized)164.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.84%
U.S. Government & Government Agency Obligations	29.35%
Investment Companies	5.89%
Senior Floating Rate Interests	4.75%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000018959
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	R-5
Trading Symbol	PBMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 536,729,000
Holdings Count | Holding	818
InvestmentCompanyPortfolioTurnover	164.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$536,729 Total Number of Portfolio Holdings818 Portfolio Turnover Rate (annualized)164.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.84%
U.S. Government & Government Agency Obligations	29.35%
Investment Companies	5.89%
Senior Floating Rate Interests	4.75%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000071807
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Class A
Trading Symbol	PGBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.04%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
AssetsNet	$ 2,459,047,000
Holdings Count | Holding	3,009
InvestmentCompanyPortfolioTurnover	92.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,459,047 Total Number of Portfolio Holdings3,009 Portfolio Turnover Rate (annualized)92.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.40%
Senior Floating Rate Interests	11.78%
U.S. Government & Government Agency Obligations	10.46%
Investment Companies	8.38%
Common Stocks	1.96%
Preferred Stocks	1.05%
Repurchase Agreements	0.77%
Convertible Bonds	0.02%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

C000071808
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Class C
Trading Symbol	PGDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.83%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.83%
AssetsNet	$ 2,459,047,000
Holdings Count | Holding	3,009
InvestmentCompanyPortfolioTurnover	92.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,459,047 Total Number of Portfolio Holdings3,009 Portfolio Turnover Rate (annualized)92.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.40%
Senior Floating Rate Interests	11.78%
U.S. Government & Government Agency Obligations	10.46%
Investment Companies	8.38%
Common Stocks	1.96%
Preferred Stocks	1.05%
Repurchase Agreements	0.77%
Convertible Bonds	0.02%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

C000071805
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Institutional
Trading Symbol	PGDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 2,459,047,000
Holdings Count | Holding	3,009
InvestmentCompanyPortfolioTurnover	92.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,459,047 Total Number of Portfolio Holdings3,009 Portfolio Turnover Rate (annualized)92.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.40%
Senior Floating Rate Interests	11.78%
U.S. Government & Government Agency Obligations	10.46%
Investment Companies	8.38%
Common Stocks	1.96%
Preferred Stocks	1.05%
Repurchase Agreements	0.77%
Convertible Bonds	0.02%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

C000190075
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	R-6
Trading Symbol	PGBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,459,047,000
Holdings Count | Holding	3,009
InvestmentCompanyPortfolioTurnover	92.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,459,047 Total Number of Portfolio Holdings3,009 Portfolio Turnover Rate (annualized)92.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.40%
Senior Floating Rate Interests	11.78%
U.S. Government & Government Agency Obligations	10.46%
Investment Companies	8.38%
Common Stocks	1.96%
Preferred Stocks	1.05%
Repurchase Agreements	0.77%
Convertible Bonds	0.02%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

C000019059
Shareholder Report [Line Items]
Fund Name	Diversified International Fund
Class Name	Class A
Trading Symbol	PRWLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.22%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
AssetsNet	$ 1,075,699,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	39.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,075,699 Total Number of Portfolio Holdings109 Portfolio Turnover Rate (annualized)39.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.15%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%

C000019058
Shareholder Report [Line Items]
Fund Name	Diversified International Fund
Class Name	Class J
Trading Symbol	PIIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$57	1.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
AssetsNet	$ 1,075,699,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	39.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,075,699 Total Number of Portfolio Holdings109 Portfolio Turnover Rate (annualized)39.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.15%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%

C000019057
Shareholder Report [Line Items]
Fund Name	Diversified International Fund
Class Name	Institutional
Trading Symbol	PIIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.86%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 1,075,699,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	39.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,075,699 Total Number of Portfolio Holdings109 Portfolio Turnover Rate (annualized)39.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.15%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%

C000019054
Shareholder Report [Line Items]
Fund Name	Diversified International Fund
Class Name	R-3
Trading Symbol	PINRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$70	1.36%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%
AssetsNet	$ 1,075,699,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	39.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,075,699 Total Number of Portfolio Holdings109 Portfolio Turnover Rate (annualized)39.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.15%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%

C000019055
Shareholder Report [Line Items]
Fund Name	Diversified International Fund
Class Name	R-5
Trading Symbol	PINPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 1,075,699,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	39.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,075,699 Total Number of Portfolio Holdings109 Portfolio Turnover Rate (annualized)39.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.15%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%

C000210673
Shareholder Report [Line Items]
Fund Name	Diversified International Fund
Class Name	R-6
Trading Symbol	PDIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,075,699,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	39.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,075,699 Total Number of Portfolio Holdings109 Portfolio Turnover Rate (annualized)39.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.15%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%

C000038744
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class A
Trading Symbol	PQIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.86%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
AssetsNet	$ 8,153,326,000
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,153,326 Total Number of Portfolio Holdings62 Portfolio Turnover Rate (annualized)18.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.08%
Investment Companies	3.47%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

C000038746
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class C
Trading Symbol	PEUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.64%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.64%
AssetsNet	$ 8,153,326,000
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,153,326 Total Number of Portfolio Holdings62 Portfolio Turnover Rate (annualized)18.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.08%
Investment Companies	3.47%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

C000204702
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class J
Trading Symbol	PEIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 8,153,326,000
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,153,326 Total Number of Portfolio Holdings62 Portfolio Turnover Rate (annualized)18.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.08%
Investment Companies	3.47%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

C000038747
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Institutional
Trading Symbol	PEIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.52%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.52%
AssetsNet	$ 8,153,326,000
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,153,326 Total Number of Portfolio Holdings62 Portfolio Turnover Rate (annualized)18.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.08%
Investment Companies	3.47%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

C000085765
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R-3
Trading Symbol	PEIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$53	1.08%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%
AssetsNet	$ 8,153,326,000
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,153,326 Total Number of Portfolio Holdings62 Portfolio Turnover Rate (annualized)18.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.08%
Investment Companies	3.47%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

C000085767
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R-5
Trading Symbol	PEIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 8,153,326,000
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,153,326 Total Number of Portfolio Holdings62 Portfolio Turnover Rate (annualized)18.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.08%
Investment Companies	3.47%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

C000170736
Shareholder Report [Line Items]
Fund Name	Finisterre Emerging Markets Total Return Bond Fund
Class Name	Institutional
Trading Symbol	PFUMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Finisterre Emerging Markets Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 653,900,000
Holdings Count | Holding	219
InvestmentCompanyPortfolioTurnover	127.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$653,900 Total Number of Portfolio Holdings219 Portfolio Turnover Rate (annualized)127.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	85.33%
Investment Companies	10.93%
Convertible Bonds	0.24%
Other Assets and LiabilitiesFootnote Reference*	3.50%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019146
Shareholder Report [Line Items]
Fund Name	Global Emerging Markets Fund
Class Name	Class A
Trading Symbol	PRIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.46%
AssetsNet	$ 2,541,832,000
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	27.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,541,832 Total Number of Portfolio Holdings128 Portfolio Turnover Rate (annualized)27.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	2.90%
Preferred Stocks	1.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000019145
Shareholder Report [Line Items]
Fund Name	Global Emerging Markets Fund
Class Name	Class J
Trading Symbol	PIEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$65	1.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%
AssetsNet	$ 2,541,832,000
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	27.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,541,832 Total Number of Portfolio Holdings128 Portfolio Turnover Rate (annualized)27.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	2.90%
Preferred Stocks	1.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000019144
Shareholder Report [Line Items]
Fund Name	Global Emerging Markets Fund
Class Name	Institutional
Trading Symbol	PIEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	1.11%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
AssetsNet	$ 2,541,832,000
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	27.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,541,832 Total Number of Portfolio Holdings128 Portfolio Turnover Rate (annualized)27.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	2.90%
Preferred Stocks	1.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000019140
Shareholder Report [Line Items]
Fund Name	Global Emerging Markets Fund
Class Name	R-3
Trading Symbol	PEAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$78	1.56%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%
AssetsNet	$ 2,541,832,000
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	27.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,541,832 Total Number of Portfolio Holdings128 Portfolio Turnover Rate (annualized)27.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	2.90%
Preferred Stocks	1.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000019142
Shareholder Report [Line Items]
Fund Name	Global Emerging Markets Fund
Class Name	R-5
Trading Symbol	PEPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$62	1.25%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
AssetsNet	$ 2,541,832,000
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	27.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,541,832 Total Number of Portfolio Holdings128 Portfolio Turnover Rate (annualized)27.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	2.90%
Preferred Stocks	1.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000175481
Shareholder Report [Line Items]
Fund Name	Global Emerging Markets Fund
Class Name	R-6
Trading Symbol	PIIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 2,541,832,000
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	27.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,541,832 Total Number of Portfolio Holdings128 Portfolio Turnover Rate (annualized)27.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	2.90%
Preferred Stocks	1.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000052887
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	POSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.37%
AssetsNet	$ 1,696,699,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	19.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,696,699 Total Number of Portfolio Holdings68 Portfolio Turnover Rate (annualized)19.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.67%
Investment Companies	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%

C000052889
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Institutional
Trading Symbol	POSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.94%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,696,699,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	19.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,696,699 Total Number of Portfolio Holdings68 Portfolio Turnover Rate (annualized)19.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.67%
Investment Companies	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%

C000167005
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	R-3
Trading Symbol	PGRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$72	1.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%
AssetsNet	$ 1,696,699,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	19.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,696,699 Total Number of Portfolio Holdings68 Portfolio Turnover Rate (annualized)19.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.67%
Investment Companies	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%

C000167007
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	R-5
Trading Symbol	PGRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$56	1.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
AssetsNet	$ 1,696,699,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	19.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,696,699 Total Number of Portfolio Holdings68 Portfolio Turnover Rate (annualized)19.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.67%
Investment Companies	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%

C000149262
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	R-6
Trading Symbol	PGRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$44	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
AssetsNet	$ 1,696,699,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	19.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,696,699 Total Number of Portfolio Holdings68 Portfolio Turnover Rate (annualized)19.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.67%
Investment Companies	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%

C000038760
Shareholder Report [Line Items]
Fund Name	Government & High Quality Bond Fund
Class Name	Class A
Trading Symbol	CMPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 644,838,000
Holdings Count | Holding	341
InvestmentCompanyPortfolioTurnover	290.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$644,838 Total Number of Portfolio Holdings341 Portfolio Turnover Rate (annualized)290.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	93.92%
Bonds	28.36%
Investment Companies	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000113845
Shareholder Report [Line Items]
Fund Name	Government & High Quality Bond Fund
Class Name	Class J
Trading Symbol	PMRJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 644,838,000
Holdings Count | Holding	341
InvestmentCompanyPortfolioTurnover	290.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$644,838 Total Number of Portfolio Holdings341 Portfolio Turnover Rate (annualized)290.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	93.92%
Bonds	28.36%
Investment Companies	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000038763
Shareholder Report [Line Items]
Fund Name	Government & High Quality Bond Fund
Class Name	Institutional
Trading Symbol	PMRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 644,838,000
Holdings Count | Holding	341
InvestmentCompanyPortfolioTurnover	290.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$644,838 Total Number of Portfolio Holdings341 Portfolio Turnover Rate (annualized)290.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	93.92%
Bonds	28.36%
Investment Companies	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000113842
Shareholder Report [Line Items]
Fund Name	Government & High Quality Bond Fund
Class Name	R-3
Trading Symbol	PRCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 644,838,000
Holdings Count | Holding	341
InvestmentCompanyPortfolioTurnover	290.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$644,838 Total Number of Portfolio Holdings341 Portfolio Turnover Rate (annualized)290.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	93.92%
Bonds	28.36%
Investment Companies	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000113844
Shareholder Report [Line Items]
Fund Name	Government & High Quality Bond Fund
Class Name	R-5
Trading Symbol	PMREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 644,838,000
Holdings Count | Holding	341
InvestmentCompanyPortfolioTurnover	290.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$644,838 Total Number of Portfolio Holdings341 Portfolio Turnover Rate (annualized)290.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	93.92%
Bonds	28.36%
Investment Companies	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000196721
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Institutional
Trading Symbol	PGVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 4,835,169,000
Holdings Count | Holding	58
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,835,169 Total Number of Portfolio Holdings58
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Repurchase Agreements	44.46%
Bonds	37.28%
U.S. Government & Government Agency Obligations	14.40%
Investment Companies	5.08%
Other Assets and Liabilities	(1.22)%
Total Net Assets	100.00%

C000239771
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	R-6
Trading Symbol	PGWXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 4,835,169,000
Holdings Count | Holding	58
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,835,169 Total Number of Portfolio Holdings58
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Repurchase Agreements	44.46%
Bonds	37.28%
U.S. Government & Government Agency Obligations	14.40%
Investment Companies	5.08%
Other Assets and Liabilities	(1.22)%
Total Net Assets	100.00%

C000038748
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Class A
Trading Symbol	CPHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 6,092,423,000
Holdings Count | Holding	458
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,092,423 Total Number of Portfolio Holdings458 Portfolio Turnover Rate (annualized)38.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.85%
Investment Companies	7.83%
Senior Floating Rate Interests	5.37%
Common Stocks	0.04%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000038750
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Class C
Trading Symbol	CCHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.69%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.69%
AssetsNet	$ 6,092,423,000
Holdings Count | Holding	458
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,092,423 Total Number of Portfolio Holdings458 Portfolio Turnover Rate (annualized)38.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.85%
Investment Companies	7.83%
Senior Floating Rate Interests	5.37%
Common Stocks	0.04%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000038751
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Institutional
Trading Symbol	PHYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 6,092,423,000
Holdings Count | Holding	458
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,092,423 Total Number of Portfolio Holdings458 Portfolio Turnover Rate (annualized)38.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.85%
Investment Companies	7.83%
Senior Floating Rate Interests	5.37%
Common Stocks	0.04%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000175488
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	R-6
Trading Symbol	PHYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 6,092,423,000
Holdings Count | Holding	458
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,092,423 Total Number of Portfolio Holdings458 Portfolio Turnover Rate (annualized)38.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.85%
Investment Companies	7.83%
Senior Floating Rate Interests	5.37%
Common Stocks	0.04%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019085
Shareholder Report [Line Items]
Fund Name	Inflation Protection Fund
Class Name	Class J
Trading Symbol	PIPJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 2,309,818,000
Holdings Count | Holding	243
InvestmentCompanyPortfolioTurnover	149.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,309,818 Total Number of Portfolio Holdings243 Portfolio Turnover Rate (annualized)149.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	98.28%
Bonds	5.92%
Investment Companies	2.07%
Purchased Options	0.03%
Purchased Interest Rate Swaptions	0.01%
Other Assets and LiabilitiesFootnote Reference*	(6.31)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019086
Shareholder Report [Line Items]
Fund Name	Inflation Protection Fund
Class Name	Institutional
Trading Symbol	PIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 2,309,818,000
Holdings Count | Holding	243
InvestmentCompanyPortfolioTurnover	149.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,309,818 Total Number of Portfolio Holdings243 Portfolio Turnover Rate (annualized)149.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	98.28%
Bonds	5.92%
Investment Companies	2.07%
Purchased Options	0.03%
Purchased Interest Rate Swaptions	0.01%
Other Assets and LiabilitiesFootnote Reference*	(6.31)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019081
Shareholder Report [Line Items]
Fund Name	Inflation Protection Fund
Class Name	R-3
Trading Symbol	PIFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,309,818,000
Holdings Count | Holding	243
InvestmentCompanyPortfolioTurnover	149.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,309,818 Total Number of Portfolio Holdings243 Portfolio Turnover Rate (annualized)149.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	98.28%
Bonds	5.92%
Investment Companies	2.07%
Purchased Options	0.03%
Purchased Interest Rate Swaptions	0.01%
Other Assets and LiabilitiesFootnote Reference*	(6.31)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019082
Shareholder Report [Line Items]
Fund Name	Inflation Protection Fund
Class Name	R-5
Trading Symbol	PBPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 2,309,818,000
Holdings Count | Holding	243
InvestmentCompanyPortfolioTurnover	149.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,309,818 Total Number of Portfolio Holdings243 Portfolio Turnover Rate (annualized)149.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	98.28%
Bonds	5.92%
Investment Companies	2.07%
Purchased Options	0.03%
Purchased Interest Rate Swaptions	0.01%
Other Assets and LiabilitiesFootnote Reference*	(6.31)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019376
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Institutional
Trading Symbol	PINIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 5,449,014,000
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	180.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,449,014 Total Number of Portfolio Holdings54 Portfolio Turnover Rate (annualized)180.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.64%
Investment Companies	3.94%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

C000019372
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	R-3
Trading Symbol	PRPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$63	1.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%
AssetsNet	$ 5,449,014,000
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	180.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,449,014 Total Number of Portfolio Holdings54 Portfolio Turnover Rate (annualized)180.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.64%
Investment Companies	3.94%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

C000019373
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	R-5
Trading Symbol	PTPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 5,449,014,000
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	180.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,449,014 Total Number of Portfolio Holdings54 Portfolio Turnover Rate (annualized)180.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.64%
Investment Companies	3.94%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

C000175484
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	R-6
Trading Symbol	PIIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 5,449,014,000
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	180.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,449,014 Total Number of Portfolio Holdings54 Portfolio Turnover Rate (annualized)180.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.64%
Investment Companies	3.94%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

C000019333
Shareholder Report [Line Items]
Fund Name	LargeCap Growth Fund I
Class Name	Class A
Trading Symbol	PLGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.93%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 8,400,894,000
Holdings Count | Holding	417
InvestmentCompanyPortfolioTurnover	38.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,400,894 Total Number of Portfolio Holdings417 Portfolio Turnover Rate (annualized)38.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.33%
Investment Companies	1.69%
Convertible Preferred Stocks	0.16%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019332
Shareholder Report [Line Items]
Fund Name	LargeCap Growth Fund I
Class Name	Class J
Trading Symbol	PLGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 8,400,894,000
Holdings Count | Holding	417
InvestmentCompanyPortfolioTurnover	38.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,400,894 Total Number of Portfolio Holdings417 Portfolio Turnover Rate (annualized)38.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.33%
Investment Companies	1.69%
Convertible Preferred Stocks	0.16%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019331
Shareholder Report [Line Items]
Fund Name	LargeCap Growth Fund I
Class Name	Institutional
Trading Symbol	PLGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 8,400,894,000
Holdings Count | Holding	417
InvestmentCompanyPortfolioTurnover	38.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,400,894 Total Number of Portfolio Holdings417 Portfolio Turnover Rate (annualized)38.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.33%
Investment Companies	1.69%
Convertible Preferred Stocks	0.16%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019328
Shareholder Report [Line Items]
Fund Name	LargeCap Growth Fund I
Class Name	R-3
Trading Symbol	PPUMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$57	1.16%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%
AssetsNet	$ 8,400,894,000
Holdings Count | Holding	417
InvestmentCompanyPortfolioTurnover	38.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,400,894 Total Number of Portfolio Holdings417 Portfolio Turnover Rate (annualized)38.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.33%
Investment Companies	1.69%
Convertible Preferred Stocks	0.16%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019329
Shareholder Report [Line Items]
Fund Name	LargeCap Growth Fund I
Class Name	R-5
Trading Symbol	PPUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 8,400,894,000
Holdings Count | Holding	417
InvestmentCompanyPortfolioTurnover	38.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,400,894 Total Number of Portfolio Holdings417 Portfolio Turnover Rate (annualized)38.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.33%
Investment Companies	1.69%
Convertible Preferred Stocks	0.16%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000149257
Shareholder Report [Line Items]
Fund Name	LargeCap Growth Fund I
Class Name	R-6
Trading Symbol	PLCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 8,400,894,000
Holdings Count | Holding	417
InvestmentCompanyPortfolioTurnover	38.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,400,894 Total Number of Portfolio Holdings417 Portfolio Turnover Rate (annualized)38.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.33%
Investment Companies	1.69%
Convertible Preferred Stocks	0.16%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019174
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Index Fund
Class Name	Class A
Trading Symbol	PLSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 8,494,267,000
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,494,267 Total Number of Portfolio Holdings507 Portfolio Turnover Rate (annualized)1.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.01%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019173
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Index Fund
Class Name	Class J
Trading Symbol	PSPJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%
AssetsNet	$ 8,494,267,000
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,494,267 Total Number of Portfolio Holdings507 Portfolio Turnover Rate (annualized)1.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.01%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019172
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Index Fund
Class Name	Institutional
Trading Symbol	PLFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 8,494,267,000
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,494,267 Total Number of Portfolio Holdings507 Portfolio Turnover Rate (annualized)1.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.01%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019169
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Index Fund
Class Name	R-3
Trading Symbol	PLFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$32	0.66%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
AssetsNet	$ 8,494,267,000
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,494,267 Total Number of Portfolio Holdings507 Portfolio Turnover Rate (annualized)1.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.01%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019170
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Index Fund
Class Name	R-5
Trading Symbol	PLFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 8,494,267,000
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,494,267 Total Number of Portfolio Holdings507 Portfolio Turnover Rate (annualized)1.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.01%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019464
Shareholder Report [Line Items]
Fund Name	LargeCap Value Fund III
Class Name	Class J
Trading Symbol	PLVJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 3,474,405,000
Holdings Count | Holding	886
InvestmentCompanyPortfolioTurnover	50.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,474,405 Total Number of Portfolio Holdings886 Portfolio Turnover Rate (annualized)50.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.17%
Investment Companies	6.05%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019463
Shareholder Report [Line Items]
Fund Name	LargeCap Value Fund III
Class Name	Institutional
Trading Symbol	PLVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 3,474,405,000
Holdings Count | Holding	886
InvestmentCompanyPortfolioTurnover	50.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,474,405 Total Number of Portfolio Holdings886 Portfolio Turnover Rate (annualized)50.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.17%
Investment Companies	6.05%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019460
Shareholder Report [Line Items]
Fund Name	LargeCap Value Fund III
Class Name	R-3
Trading Symbol	PPSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$60	1.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.23%
AssetsNet	$ 3,474,405,000
Holdings Count | Holding	886
InvestmentCompanyPortfolioTurnover	50.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,474,405 Total Number of Portfolio Holdings886 Portfolio Turnover Rate (annualized)50.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.17%
Investment Companies	6.05%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019461
Shareholder Report [Line Items]
Fund Name	LargeCap Value Fund III
Class Name	R-5
Trading Symbol	PPSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 3,474,405,000
Holdings Count | Holding	886
InvestmentCompanyPortfolioTurnover	50.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,474,405 Total Number of Portfolio Holdings886 Portfolio Turnover Rate (annualized)50.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.17%
Investment Companies	6.05%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019317
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	Class A
Trading Symbol	PEMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 29,501,605,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	14.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$29,501,605 Total Number of Portfolio Holdings74 Portfolio Turnover Rate (annualized)14.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.90%
Investment Companies	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

C000038781
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	Class C
Trading Symbol	PMBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.72%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.72%
AssetsNet	$ 29,501,605,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	14.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$29,501,605 Total Number of Portfolio Holdings74 Portfolio Turnover Rate (annualized)14.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.90%
Investment Companies	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

C000019316
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	Class J
Trading Symbol	PMBJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 29,501,605,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	14.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$29,501,605 Total Number of Portfolio Holdings74 Portfolio Turnover Rate (annualized)14.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.90%
Investment Companies	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

C000019315
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	Institutional
Trading Symbol	PCBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 29,501,605,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	14.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$29,501,605 Total Number of Portfolio Holdings74 Portfolio Turnover Rate (annualized)14.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.90%
Investment Companies	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

C000019312
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	R-3
Trading Symbol	PMBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$56	1.13%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
AssetsNet	$ 29,501,605,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	14.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$29,501,605 Total Number of Portfolio Holdings74 Portfolio Turnover Rate (annualized)14.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.90%
Investment Companies	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

C000019313
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	R-5
Trading Symbol	PMBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 29,501,605,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	14.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$29,501,605 Total Number of Portfolio Holdings74 Portfolio Turnover Rate (annualized)14.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.90%
Investment Companies	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

C000175482
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	R-6
Trading Symbol	PMAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 29,501,605,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	14.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$29,501,605 Total Number of Portfolio Holdings74 Portfolio Turnover Rate (annualized)14.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.90%
Investment Companies	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

C000019341
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund
Class Name	Class J
Trading Symbol	PMGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$45	0.91%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
AssetsNet	$ 169,771,000
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	132.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$169,771 Total Number of Portfolio Holdings57 Portfolio Turnover Rate (annualized)132.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	3.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

C000019340
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund
Class Name	Institutional
Trading Symbol	PGWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 169,771,000
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	132.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$169,771 Total Number of Portfolio Holdings57 Portfolio Turnover Rate (annualized)132.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	3.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

C000019336
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund
Class Name	R-3
Trading Symbol	PFPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$61	1.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%
AssetsNet	$ 169,771,000
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	132.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$169,771 Total Number of Portfolio Holdings57 Portfolio Turnover Rate (annualized)132.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	3.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

C000019337
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund
Class Name	R-5
Trading Symbol	PHPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$46	0.93%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 169,771,000
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	132.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$169,771 Total Number of Portfolio Holdings57 Portfolio Turnover Rate (annualized)132.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	3.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

C000019485
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund III
Class Name	Class J
Trading Symbol	PPQJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$54	1.12%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.12%
AssetsNet	$ 227,867,000
Holdings Count | Holding	322
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$227,867 Total Number of Portfolio Holdings322 Portfolio Turnover Rate (annualized)52.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.24%
Investment Companies	2.67%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019484
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund III
Class Name	Institutional
Trading Symbol	PPIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
AssetsNet	$ 227,867,000
Holdings Count | Holding	322
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$227,867 Total Number of Portfolio Holdings322 Portfolio Turnover Rate (annualized)52.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.24%
Investment Companies	2.67%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019481
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund III
Class Name	R-3
Trading Symbol	PPQMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$68	1.40%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%
AssetsNet	$ 227,867,000
Holdings Count | Holding	322
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$227,867 Total Number of Portfolio Holdings322 Portfolio Turnover Rate (annualized)52.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.24%
Investment Companies	2.67%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019482
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund III
Class Name	R-5
Trading Symbol	PPQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$53	1.09%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.09%
AssetsNet	$ 227,867,000
Holdings Count | Holding	322
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$227,867 Total Number of Portfolio Holdings322 Portfolio Turnover Rate (annualized)52.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.24%
Investment Companies	2.67%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019348
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	Class J
Trading Symbol	PMFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$18	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,158,627,000
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	17.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,158,627 Total Number of Portfolio Holdings405 Portfolio Turnover Rate (annualized)17.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.51%
Investment Companies	4.02%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019343
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	Institutional
Trading Symbol	MPSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.25%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,158,627,000
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	17.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,158,627 Total Number of Portfolio Holdings405 Portfolio Turnover Rate (annualized)17.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.51%
Investment Companies	4.02%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019345
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	R-3
Trading Symbol	PMFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$35	0.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.73%
AssetsNet	$ 1,158,627,000
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	17.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,158,627 Total Number of Portfolio Holdings405 Portfolio Turnover Rate (annualized)17.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.51%
Investment Companies	4.02%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019346
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	R-5
Trading Symbol	PMFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$20	0.42%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,158,627,000
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	17.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,158,627 Total Number of Portfolio Holdings405 Portfolio Turnover Rate (annualized)17.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.51%
Investment Companies	4.02%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000175483
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	R-6
Trading Symbol	PMAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 1,158,627,000
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	17.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,158,627 Total Number of Portfolio Holdings405 Portfolio Turnover Rate (annualized)17.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.51%
Investment Companies	4.02%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000210674
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	Class A
Trading Symbol	PCMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.06%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.06%
AssetsNet	$ 2,339,804,000
Holdings Count | Holding	722
InvestmentCompanyPortfolioTurnover	85.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,339,804 Total Number of Portfolio Holdings722 Portfolio Turnover Rate (annualized)85.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.26%
Investment Companies	3.83%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000076718
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	Class J
Trading Symbol	PVEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$42	0.87%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%
AssetsNet	$ 2,339,804,000
Holdings Count | Holding	722
InvestmentCompanyPortfolioTurnover	85.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,339,804 Total Number of Portfolio Holdings722 Portfolio Turnover Rate (annualized)85.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.26%
Investment Companies	3.83%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019618
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	Institutional
Trading Symbol	PVMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.69%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%
AssetsNet	$ 2,339,804,000
Holdings Count | Holding	722
InvestmentCompanyPortfolioTurnover	85.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,339,804 Total Number of Portfolio Holdings722 Portfolio Turnover Rate (annualized)85.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.26%
Investment Companies	3.83%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019614
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	R-3
Trading Symbol	PMPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$58	1.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%
AssetsNet	$ 2,339,804,000
Holdings Count | Holding	722
InvestmentCompanyPortfolioTurnover	85.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,339,804 Total Number of Portfolio Holdings722 Portfolio Turnover Rate (annualized)85.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.26%
Investment Companies	3.83%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019615
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	R-5
Trading Symbol	PABVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$43	0.89%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
AssetsNet	$ 2,339,804,000
Holdings Count | Holding	722
InvestmentCompanyPortfolioTurnover	85.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,339,804 Total Number of Portfolio Holdings722 Portfolio Turnover Rate (annualized)85.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.26%
Investment Companies	3.83%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000210675
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	R-6
Trading Symbol	PCMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$31	0.65%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%
AssetsNet	$ 2,339,804,000
Holdings Count | Holding	722
InvestmentCompanyPortfolioTurnover	85.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,339,804 Total Number of Portfolio Holdings722 Portfolio Turnover Rate (annualized)85.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.26%
Investment Companies	3.83%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019363
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Class A
Trading Symbol	PCSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 1,139,716,000
Holdings Count | Holding	176
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,139,716 Total Number of Portfolio Holdings176
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Commercial Paper	72.88%
Repurchase Agreements	16.67%
Bonds	4.77%
Investment Companies	3.66%
Municipal Bonds	2.67%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

C000019362
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Class J
Trading Symbol	PMJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 1,139,716,000
Holdings Count | Holding	176
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,139,716 Total Number of Portfolio Holdings176
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Commercial Paper	72.88%
Repurchase Agreements	16.67%
Bonds	4.77%
Investment Companies	3.66%
Municipal Bonds	2.67%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

C000069149
Shareholder Report [Line Items]
Fund Name	Overseas Fund
Class Name	Institutional
Trading Symbol	PINZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,223,343,000
Holdings Count | Holding	477
InvestmentCompanyPortfolioTurnover	58.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,223,343 Total Number of Portfolio Holdings477 Portfolio Turnover Rate (annualized)58.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.24%
Investment Companies	4.30%
Preferred Stocks	0.84%
Other Assets and LiabilitiesFootnote Reference*	(1.38)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000111521
Shareholder Report [Line Items]
Fund Name	Overseas Fund
Class Name	R-3
Trading Symbol	PINTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$76	1.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.46%
AssetsNet	$ 1,223,343,000
Holdings Count | Holding	477
InvestmentCompanyPortfolioTurnover	58.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,223,343 Total Number of Portfolio Holdings477 Portfolio Turnover Rate (annualized)58.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.24%
Investment Companies	4.30%
Preferred Stocks	0.84%
Other Assets and LiabilitiesFootnote Reference*	(1.38)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000038737
Shareholder Report [Line Items]
Fund Name	Principal Capital Appreciation Fund
Class Name	Class A
Trading Symbol	CMNWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.74%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
AssetsNet	$ 4,415,730,000
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	64.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,415,730 Total Number of Portfolio Holdings93 Portfolio Turnover Rate (annualized)64.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.40%
Investment Companies	0.58%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

C000038740
Shareholder Report [Line Items]
Fund Name	Principal Capital Appreciation Fund
Class Name	Institutional
Trading Symbol	PWCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 4,415,730,000
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	64.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,415,730 Total Number of Portfolio Holdings93 Portfolio Turnover Rate (annualized)64.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.40%
Investment Companies	0.58%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

C000085760
Shareholder Report [Line Items]
Fund Name	Principal Capital Appreciation Fund
Class Name	R-3
Trading Symbol	PCAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$48	0.99%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
AssetsNet	$ 4,415,730,000
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	64.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,415,730 Total Number of Portfolio Holdings93 Portfolio Turnover Rate (annualized)64.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.40%
Investment Companies	0.58%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

C000085762
Shareholder Report [Line Items]
Fund Name	Principal Capital Appreciation Fund
Class Name	R-5
Trading Symbol	PCAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$33	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
AssetsNet	$ 4,415,730,000
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	64.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,415,730 Total Number of Portfolio Holdings93 Portfolio Turnover Rate (annualized)64.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.40%
Investment Companies	0.58%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

C000063423
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2015 Fund
Class Name	Institutional
Trading Symbol	LTINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
AssetsNet	$ 212,016,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	37.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$212,016 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)37.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000063424
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2015 Fund
Class Name	R-3
Trading Symbol	LTAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 212,016,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	37.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$212,016 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)37.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000063426
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2015 Fund
Class Name	R-5
Trading Symbol	LTPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%
AssetsNet	$ 212,016,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	37.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$212,016 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)37.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019747
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2020 Fund
Class Name	Class A
Trading Symbol	PTBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 2,078,727,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	35.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,078,727 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)35.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019746
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2020 Fund
Class Name	Class J
Trading Symbol	PLFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$8	0.17%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%
AssetsNet	$ 2,078,727,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	35.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,078,727 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)35.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019745
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2020 Fund
Class Name	Institutional
Trading Symbol	PLWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
AssetsNet	$ 2,078,727,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	35.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,078,727 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)35.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019742
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2020 Fund
Class Name	R-3
Trading Symbol	PTBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 2,078,727,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	35.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,078,727 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)35.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019743
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2020 Fund
Class Name	R-5
Trading Symbol	PTBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 2,078,727,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	35.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,078,727 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)35.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000063429
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2025 Fund
Class Name	Institutional
Trading Symbol	LTSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
AssetsNet	$ 1,423,002,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,423,002 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)41.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000063431
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2025 Fund
Class Name	R-3
Trading Symbol	LTVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,423,002,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,423,002 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)41.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000063433
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2025 Fund
Class Name	R-5
Trading Symbol	LTPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,423,002,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,423,002 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)41.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000019756
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2030 Fund
Class Name	Class A
Trading Symbol	PTCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$16	0.33%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
AssetsNet	$ 5,065,701,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	45.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,065,701 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)45.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019755
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2030 Fund
Class Name	Class J
Trading Symbol	PLTJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 5,065,701,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	45.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,065,701 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)45.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019754
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2030 Fund
Class Name	Institutional
Trading Symbol	PMTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
AssetsNet	$ 5,065,701,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	45.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,065,701 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)45.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019751
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2030 Fund
Class Name	R-3
Trading Symbol	PTCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 5,065,701,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	45.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,065,701 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)45.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019752
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2030 Fund
Class Name	R-5
Trading Symbol	PTCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 5,065,701,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	45.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,065,701 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)45.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000063439
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2035 Fund
Class Name	Institutional
Trading Symbol	LTIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
AssetsNet	$ 1,919,687,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	49.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,919,687 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)49.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000063435
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2035 Fund
Class Name	R-3
Trading Symbol	LTAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,919,687,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	49.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,919,687 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)49.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000063437
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2035 Fund
Class Name	R-5
Trading Symbol	LTPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,919,687,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	49.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,919,687 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)49.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000019765
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2040 Fund
Class Name	Class A
Trading Symbol	PTDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 4,483,814,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,483,814 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)57.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019764
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2040 Fund
Class Name	Class J
Trading Symbol	PTDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 4,483,814,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,483,814 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)57.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019763
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2040 Fund
Class Name	Institutional
Trading Symbol	PTDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
AssetsNet	$ 4,483,814,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,483,814 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)57.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019760
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2040 Fund
Class Name	R-3
Trading Symbol	PTDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 4,483,814,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,483,814 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)57.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019761
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2040 Fund
Class Name	R-5
Trading Symbol	PTDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 4,483,814,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,483,814 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)57.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000063445
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2045 Fund
Class Name	Institutional
Trading Symbol	LTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
AssetsNet	$ 1,635,347,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	58.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,635,347 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)58.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000063441
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2045 Fund
Class Name	R-3
Trading Symbol	LTRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,635,347,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	58.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,635,347 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)58.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000063443
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2045 Fund
Class Name	R-5
Trading Symbol	LTRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,635,347,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	58.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,635,347 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)58.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000019775
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2050 Fund
Class Name	Class A
Trading Symbol	PPEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 3,124,690,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	65.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,124,690 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)65.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019774
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2050 Fund
Class Name	Class J
Trading Symbol	PFLJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 3,124,690,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	65.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,124,690 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)65.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019773
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2050 Fund
Class Name	Institutional
Trading Symbol	PPLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
AssetsNet	$ 3,124,690,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	65.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,124,690 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)65.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019770
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2050 Fund
Class Name	R-3
Trading Symbol	PTERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 3,124,690,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	65.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,124,690 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)65.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019771
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2050 Fund
Class Name	R-5
Trading Symbol	PTEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 3,124,690,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	65.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,124,690 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)65.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000063451
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2055 Fund
Class Name	Institutional
Trading Symbol	LTFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
AssetsNet	$ 1,079,610,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,079,610 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)66.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000063447
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2055 Fund
Class Name	R-3
Trading Symbol	LTFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,079,610,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,079,610 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)66.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000063449
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2055 Fund
Class Name	R-5
Trading Symbol	LTFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%
AssetsNet	$ 1,079,610,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,079,610 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)66.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000123721
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2060 Fund
Class Name	Class J
Trading Symbol	PLTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 1,041,746,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	65.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,041,746 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)65.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000123727
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2060 Fund
Class Name	Institutional
Trading Symbol	PLTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
AssetsNet	$ 1,041,746,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	65.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,041,746 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)65.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000123724
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2060 Fund
Class Name	R-3
Trading Symbol	PLTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,041,746,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	65.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,041,746 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)65.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000123726
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2060 Fund
Class Name	R-5
Trading Symbol	PLTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%
AssetsNet	$ 1,041,746,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	65.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,041,746 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)65.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000193001
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2065 Fund
Class Name	Institutional
Trading Symbol	PLJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
AssetsNet	$ 231,867,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	66.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$231,867 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)66.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000193004
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2065 Fund
Class Name	R-3
Trading Symbol	PLJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 231,867,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	66.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$231,867 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)66.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000193006
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2065 Fund
Class Name	R-5
Trading Symbol	PLJEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%
AssetsNet	$ 231,867,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	66.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$231,867 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)66.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000241180
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2070 Fund
Class Name	Class J
Trading Symbol	PLTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 61,387,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	69.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$61,387 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)69.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.99%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

C000241176
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2070 Fund
Class Name	Institutional
Trading Symbol	PLTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 61,387,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	69.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$61,387 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)69.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.99%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

C000241179
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2070 Fund
Class Name	R-3
Trading Symbol	PLTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 61,387,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	69.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$61,387 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)69.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.99%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

C000241178
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2070 Fund
Class Name	R-5
Trading Symbol	PLTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$15	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
AssetsNet	$ 61,387,000
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	69.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$61,387 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)69.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.99%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

C000199318
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2015 Fund
Class Name	Class J
Trading Symbol	PHJMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 372,089,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	29.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$372,089 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)29.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000145311
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2015 Fund
Class Name	Institutional
Trading Symbol	PHTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 372,089,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	29.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$372,089 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)29.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000159887
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2015 Fund
Class Name	R-6
Trading Symbol	PLRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 372,089,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	29.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$372,089 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)29.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000199319
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2020 Fund
Class Name	Class J
Trading Symbol	PHJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$8	0.17%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%
AssetsNet	$ 547,286,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	37.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$547,286 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)37.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000145314
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2020 Fund
Class Name	Institutional
Trading Symbol	PHTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 547,286,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	37.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$547,286 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)37.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000159888
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2020 Fund
Class Name	R-6
Trading Symbol	PLTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 547,286,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	37.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$547,286 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)37.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000199320
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2025 Fund
Class Name	Class J
Trading Symbol	PHJQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 946,888,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	36.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$946,888 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)36.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000145317
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2025 Fund
Class Name	Institutional
Trading Symbol	PHTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 946,888,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	36.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$946,888 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)36.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000159889
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2025 Fund
Class Name	R-6
Trading Symbol	PLFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 946,888,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	36.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$946,888 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)36.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000199321
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2030 Fund
Class Name	Class J
Trading Symbol	PHJNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$8	0.17%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%
AssetsNet	$ 1,094,240,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	39.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,094,240 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)39.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000145320
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2030 Fund
Class Name	Institutional
Trading Symbol	PHTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 1,094,240,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	39.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,094,240 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)39.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000159890
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2030 Fund
Class Name	R-6
Trading Symbol	PLZTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 1,094,240,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	39.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,094,240 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)39.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000199322
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2035 Fund
Class Name	Class J
Trading Symbol	PHJJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 769,784,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	43.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$769,784 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)43.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000145323
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2035 Fund
Class Name	Institutional
Trading Symbol	PHTJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 769,784,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	43.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$769,784 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)43.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000159891
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2035 Fund
Class Name	R-6
Trading Symbol	PLRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 769,784,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	43.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$769,784 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)43.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000199323
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2040 Fund
Class Name	Class J
Trading Symbol	PHJEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 895,263,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$895,263 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)48.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000145326
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2040 Fund
Class Name	Institutional
Trading Symbol	PLTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 895,263,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$895,263 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)48.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000159892
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2040 Fund
Class Name	R-6
Trading Symbol	PLMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 895,263,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$895,263 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)48.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000199324
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2045 Fund
Class Name	Class J
Trading Symbol	PHJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 517,625,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	54.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$517,625 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)54.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000145329
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2045 Fund
Class Name	Institutional
Trading Symbol	PHTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 517,625,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	54.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$517,625 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)54.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000159893
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2045 Fund
Class Name	R-6
Trading Symbol	PLNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 517,625,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	54.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$517,625 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)54.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000199325
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2050 Fund
Class Name	Class J
Trading Symbol	PHJUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$10	0.21%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%
AssetsNet	$ 475,161,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	56.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$475,161 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)56.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000145332
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2050 Fund
Class Name	Institutional
Trading Symbol	PHTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 475,161,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	56.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$475,161 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)56.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000159894
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2050 Fund
Class Name	R-6
Trading Symbol	PLJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 475,161,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	56.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$475,161 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)56.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000199316
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2055 Fund
Class Name	Class J
Trading Symbol	PHJBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 300,257,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	56.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$300,257 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)56.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000145305
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2055 Fund
Class Name	Institutional
Trading Symbol	PLTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 300,257,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	56.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$300,257 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)56.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000159885
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2055 Fund
Class Name	R-6
Trading Symbol	PLHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 300,257,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	56.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$300,257 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)56.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000199317
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2060 Fund
Class Name	Class J
Trading Symbol	PHJGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 161,801,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	58.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$161,801 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)58.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000145308
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2060 Fund
Class Name	Institutional
Trading Symbol	PLTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 161,801,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	58.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$161,801 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)58.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000159886
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2060 Fund
Class Name	R-6
Trading Symbol	PLKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 161,801,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	58.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$161,801 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)58.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000199326
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2065 Fund
Class Name	Class J
Trading Symbol	PHJDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 59,299,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	57.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$59,299 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)57.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000193007
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2065 Fund
Class Name	Institutional
Trading Symbol	PLHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 59,299,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	57.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$59,299 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)57.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000193008
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2065 Fund
Class Name	R-6
Trading Symbol	PLHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 59,299,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	57.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$59,299 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)57.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000241172
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2070 Fund
Class Name	Class J
Trading Symbol	PLKJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 7,044,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	104.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$7,044 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)104.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.77%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

C000241174
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2070 Fund
Class Name	Institutional
Trading Symbol	PLKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 7,044,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	104.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$7,044 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)104.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.77%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

C000241173
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2070 Fund
Class Name	R-6
Trading Symbol	PLKRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 7,044,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	104.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$7,044 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)104.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.77%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

C000199315
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid Income Fund
Class Name	Class J
Trading Symbol	PHJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
AssetsNet	$ 169,423,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	36.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$169,423 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)36.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000145302
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid Income Fund
Class Name	Institutional
Trading Symbol	PHTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 169,423,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	36.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$169,423 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)36.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000159884
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid Income Fund
Class Name	R-6
Trading Symbol	PLTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 169,423,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	36.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$169,423 Total Number of Portfolio Holdings12 Portfolio Turnover Rate (annualized)36.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019784
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	Class A
Trading Symbol	PALTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$18	0.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
AssetsNet	$ 722,057,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	33.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$722,057 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)33.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019783
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	Class J
Trading Symbol	PLSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 722,057,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	33.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$722,057 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)33.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019782
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	Institutional
Trading Symbol	PLSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 722,057,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	33.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$722,057 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)33.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019779
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	R-3
Trading Symbol	PLSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 722,057,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	33.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$722,057 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)33.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019780
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	R-5
Trading Symbol	PLSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%
AssetsNet	$ 722,057,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	33.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$722,057 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)33.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000019792
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class A
Trading Symbol	PRRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
AssetsNet	$ 6,279,083,000
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	17.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,279,083 Total Number of Portfolio Holdings37 Portfolio Turnover Rate (annualized)17.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.69%
Investment Companies	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

C000038802
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class C
Trading Symbol	PRCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.11%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.11%
AssetsNet	$ 6,279,083,000
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	17.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,279,083 Total Number of Portfolio Holdings37 Portfolio Turnover Rate (annualized)17.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.69%
Investment Companies	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

C000019791
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class J
Trading Symbol	PREJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$54	1.09%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
AssetsNet	$ 6,279,083,000
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	17.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,279,083 Total Number of Portfolio Holdings37 Portfolio Turnover Rate (annualized)17.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.69%
Investment Companies	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

C000019790
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Institutional
Trading Symbol	PIREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.86%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
AssetsNet	$ 6,279,083,000
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	17.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,279,083 Total Number of Portfolio Holdings37 Portfolio Turnover Rate (annualized)17.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.69%
Investment Companies	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

C000019787
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	R-3
Trading Symbol	PRERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$67	1.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.37%
AssetsNet	$ 6,279,083,000
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	17.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,279,083 Total Number of Portfolio Holdings37 Portfolio Turnover Rate (annualized)17.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.69%
Investment Companies	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

C000019788
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	R-5
Trading Symbol	PREPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
AssetsNet	$ 6,279,083,000
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	17.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,279,083 Total Number of Portfolio Holdings37 Portfolio Turnover Rate (annualized)17.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.69%
Investment Companies	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

C000175486
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	R-6
Trading Symbol	PFRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 6,279,083,000
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	17.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,279,083 Total Number of Portfolio Holdings37 Portfolio Turnover Rate (annualized)17.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.69%
Investment Companies	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

C000038768
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Class A
Trading Symbol	SABPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 4,421,481,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	35.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,421,481 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)35.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038770
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Class C
Trading Symbol	SCBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$68	1.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%
AssetsNet	$ 4,421,481,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	35.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,421,481 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)35.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039365
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Class J
Trading Symbol	PSAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 4,421,481,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	35.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,421,481 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)35.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038771
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Institutional
Trading Symbol	PSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 4,421,481,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	35.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,421,481 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)35.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039361
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	R-3
Trading Symbol	PBAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 4,421,481,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	35.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,421,481 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)35.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039364
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	R-5
Trading Symbol	PSBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 4,421,481,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	35.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,421,481 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)35.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038718
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Class A
Trading Symbol	SAIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 1,774,924,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	28.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,774,924 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)28.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038720
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Class C
Trading Symbol	SCIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.39%
AssetsNet	$ 1,774,924,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	28.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,774,924 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)28.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039341
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Class J
Trading Symbol	PCBJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,774,924,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	28.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,774,924 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)28.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038721
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Institutional
Trading Symbol	PCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,774,924,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	28.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,774,924 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)28.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039337
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	R-3
Trading Symbol	PCBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,774,924,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	28.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,774,924 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)28.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039340
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	R-5
Trading Symbol	PCBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,774,924,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	28.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,774,924 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)28.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038722
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Class A
Trading Symbol	SAGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 3,083,088,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	33.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,083,088 Total Number of Portfolio Holdings26 Portfolio Turnover Rate (annualized)33.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038724
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Class C
Trading Symbol	SCGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.39%
AssetsNet	$ 3,083,088,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	33.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,083,088 Total Number of Portfolio Holdings26 Portfolio Turnover Rate (annualized)33.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039344
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Class J
Trading Symbol	PCGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 3,083,088,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	33.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,083,088 Total Number of Portfolio Holdings26 Portfolio Turnover Rate (annualized)33.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038725
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Institutional
Trading Symbol	PCWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 3,083,088,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	33.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,083,088 Total Number of Portfolio Holdings26 Portfolio Turnover Rate (annualized)33.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039346
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	R-3
Trading Symbol	PCGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 3,083,088,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	33.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,083,088 Total Number of Portfolio Holdings26 Portfolio Turnover Rate (annualized)33.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039343
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	R-5
Trading Symbol	PCWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 3,083,088,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	33.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,083,088 Total Number of Portfolio Holdings26 Portfolio Turnover Rate (annualized)33.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038726
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Class A
Trading Symbol	SAUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 2,226,266,000
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	24.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,226,266 Total Number of Portfolio Holdings25 Portfolio Turnover Rate (annualized)24.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038728
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Class C
Trading Symbol	SCUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.40%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
AssetsNet	$ 2,226,266,000
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	24.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,226,266 Total Number of Portfolio Holdings25 Portfolio Turnover Rate (annualized)24.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039353
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Class J
Trading Symbol	PFIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 2,226,266,000
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	24.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,226,266 Total Number of Portfolio Holdings25 Portfolio Turnover Rate (annualized)24.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038729
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Institutional
Trading Symbol	PIFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.33%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
AssetsNet	$ 2,226,266,000
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	24.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,226,266 Total Number of Portfolio Holdings25 Portfolio Turnover Rate (annualized)24.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039349
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	R-3
Trading Symbol	PFIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 2,226,266,000
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	24.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,226,266 Total Number of Portfolio Holdings25 Portfolio Turnover Rate (annualized)24.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039352
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	R-5
Trading Symbol	PFIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 2,226,266,000
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	24.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,226,266 Total Number of Portfolio Holdings25 Portfolio Turnover Rate (annualized)24.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038730
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Class A
Trading Symbol	SACAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 2,168,137,000
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	43.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,168,137 Total Number of Portfolio Holdings21 Portfolio Turnover Rate (annualized)43.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038732
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Class C
Trading Symbol	SWHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.39%
AssetsNet	$ 2,168,137,000
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	43.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,168,137 Total Number of Portfolio Holdings21 Portfolio Turnover Rate (annualized)43.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039359
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Class J
Trading Symbol	PSWJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 2,168,137,000
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	43.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,168,137 Total Number of Portfolio Holdings21 Portfolio Turnover Rate (annualized)43.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038733
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Institutional
Trading Symbol	PSWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 2,168,137,000
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	43.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,168,137 Total Number of Portfolio Holdings21 Portfolio Turnover Rate (annualized)43.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039355
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	R-3
Trading Symbol	PSGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 2,168,137,000
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	43.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,168,137 Total Number of Portfolio Holdings21 Portfolio Turnover Rate (annualized)43.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000039358
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	R-5
Trading Symbol	PSGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 2,168,137,000
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	43.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,168,137 Total Number of Portfolio Holdings21 Portfolio Turnover Rate (annualized)43.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

C000038764
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	Class A
Trading Symbol	SRHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 3,295,659,000
Holdings Count | Holding	383
InvestmentCompanyPortfolioTurnover	42.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,295,659 Total Number of Portfolio Holdings383 Portfolio Turnover Rate (annualized)42.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	86.35%
U.S. Government & Government Agency Obligations	10.59%
Investment Companies	3.91%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000038766
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	Class C
Trading Symbol	STCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.55%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.55%
AssetsNet	$ 3,295,659,000
Holdings Count | Holding	383
InvestmentCompanyPortfolioTurnover	42.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,295,659 Total Number of Portfolio Holdings383 Portfolio Turnover Rate (annualized)42.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	86.35%
U.S. Government & Government Agency Obligations	10.59%
Investment Companies	3.91%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000090493
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	Class J
Trading Symbol	PSJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 3,295,659,000
Holdings Count | Holding	383
InvestmentCompanyPortfolioTurnover	42.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,295,659 Total Number of Portfolio Holdings383 Portfolio Turnover Rate (annualized)42.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	86.35%
U.S. Government & Government Agency Obligations	10.59%
Investment Companies	3.91%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000038767
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	Institutional
Trading Symbol	PSHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 3,295,659,000
Holdings Count | Holding	383
InvestmentCompanyPortfolioTurnover	42.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,295,659 Total Number of Portfolio Holdings383 Portfolio Turnover Rate (annualized)42.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	86.35%
U.S. Government & Government Agency Obligations	10.59%
Investment Companies	3.91%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000090496
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	R-3
Trading Symbol	PSIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 3,295,659,000
Holdings Count | Holding	383
InvestmentCompanyPortfolioTurnover	42.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,295,659 Total Number of Portfolio Holdings383 Portfolio Turnover Rate (annualized)42.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	86.35%
U.S. Government & Government Agency Obligations	10.59%
Investment Companies	3.91%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000090498
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	R-5
Trading Symbol	PSIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 3,295,659,000
Holdings Count | Holding	383
InvestmentCompanyPortfolioTurnover	42.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,295,659 Total Number of Portfolio Holdings383 Portfolio Turnover Rate (annualized)42.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	86.35%
U.S. Government & Government Agency Obligations	10.59%
Investment Companies	3.91%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019809
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	Class A
Trading Symbol	PLLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.11%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.11%
AssetsNet	$ 1,925,201,000
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	22.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,925,201 Total Number of Portfolio Holdings126 Portfolio Turnover Rate (annualized)22.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.81%
Investment Companies	1.43%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

C000019808
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	Class J
Trading Symbol	PSBJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$46	0.98%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.98%
AssetsNet	$ 1,925,201,000
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	22.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,925,201 Total Number of Portfolio Holdings126 Portfolio Turnover Rate (annualized)22.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.81%
Investment Companies	1.43%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

C000019807
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	Institutional
Trading Symbol	PSLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,925,201,000
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	22.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,925,201 Total Number of Portfolio Holdings126 Portfolio Turnover Rate (annualized)22.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.81%
Investment Companies	1.43%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

C000019804
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	R-3
Trading Symbol	PSBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$62	1.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.30%
AssetsNet	$ 1,925,201,000
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	22.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,925,201 Total Number of Portfolio Holdings126 Portfolio Turnover Rate (annualized)22.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.81%
Investment Companies	1.43%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

C000019805
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	R-5
Trading Symbol	PSBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$47	0.99%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.99%
AssetsNet	$ 1,925,201,000
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	22.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,925,201 Total Number of Portfolio Holdings126 Portfolio Turnover Rate (annualized)22.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.81%
Investment Companies	1.43%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

C000175487
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	R-6
Trading Symbol	PSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$35	0.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.73%
AssetsNet	$ 1,925,201,000
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	22.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,925,201 Total Number of Portfolio Holdings126 Portfolio Turnover Rate (annualized)22.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.81%
Investment Companies	1.43%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

C000019631
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	Class J
Trading Symbol	PSIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$53	1.12%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.12%
AssetsNet	$ 1,836,391,000
Holdings Count | Holding	1,230
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,836,391 Total Number of Portfolio Holdings1,230 Portfolio Turnover Rate (annualized)67.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.31%
Investment Companies	4.17%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019630
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	Institutional
Trading Symbol	PGRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.97%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.97%
AssetsNet	$ 1,836,391,000
Holdings Count | Holding	1,230
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,836,391 Total Number of Portfolio Holdings1,230 Portfolio Turnover Rate (annualized)67.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.31%
Investment Companies	4.17%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019627
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	R-3
Trading Symbol	PPNMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$66	1.41%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.41%
AssetsNet	$ 1,836,391,000
Holdings Count | Holding	1,230
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,836,391 Total Number of Portfolio Holdings1,230 Portfolio Turnover Rate (annualized)67.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.31%
Investment Companies	4.17%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019628
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	R-5
Trading Symbol	PPNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$52	1.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.10%
AssetsNet	$ 1,836,391,000
Holdings Count | Holding	1,230
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,836,391 Total Number of Portfolio Holdings1,230 Portfolio Turnover Rate (annualized)67.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.31%
Investment Companies	4.17%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000149260
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	R-6
Trading Symbol	PCSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$40	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.84%
AssetsNet	$ 1,836,391,000
Holdings Count | Holding	1,230
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,836,391 Total Number of Portfolio Holdings1,230 Portfolio Turnover Rate (annualized)67.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.31%
Investment Companies	4.17%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019720
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	Class J
Trading Symbol	PSSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$18	0.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.39%
AssetsNet	$ 1,219,146,000
Holdings Count | Holding	608
InvestmentCompanyPortfolioTurnover	31.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,219,146 Total Number of Portfolio Holdings608 Portfolio Turnover Rate (annualized)31.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.58%
Investment Companies	3.54%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019719
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	Institutional
Trading Symbol	PSSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%
AssetsNet	$ 1,219,146,000
Holdings Count | Holding	608
InvestmentCompanyPortfolioTurnover	31.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,219,146 Total Number of Portfolio Holdings608 Portfolio Turnover Rate (annualized)31.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.58%
Investment Companies	3.54%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019716
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	R-3
Trading Symbol	PSSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$34	0.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.73%
AssetsNet	$ 1,219,146,000
Holdings Count | Holding	608
InvestmentCompanyPortfolioTurnover	31.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,219,146 Total Number of Portfolio Holdings608 Portfolio Turnover Rate (annualized)31.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.58%
Investment Companies	3.54%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019717
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	R-5
Trading Symbol	PSSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$20	0.42%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,219,146,000
Holdings Count | Holding	608
InvestmentCompanyPortfolioTurnover	31.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,219,146 Total Number of Portfolio Holdings608 Portfolio Turnover Rate (annualized)31.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.58%
Investment Companies	3.54%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000175485
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	R-6
Trading Symbol	PSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$7	0.16%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.16%
AssetsNet	$ 1,219,146,000
Holdings Count | Holding	608
InvestmentCompanyPortfolioTurnover	31.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,219,146 Total Number of Portfolio Holdings608 Portfolio Turnover Rate (annualized)31.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.58%
Investment Companies	3.54%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000076717
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	Class J
Trading Symbol	PSMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$57	1.22%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.22%
AssetsNet	$ 1,015,839,000
Holdings Count | Holding	1,554
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,015,839 Total Number of Portfolio Holdings1,554 Portfolio Turnover Rate (annualized)90.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.48%
Investment Companies	6.82%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019589
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	Institutional
Trading Symbol	PPVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.94%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,015,839,000
Holdings Count | Holding	1,554
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,015,839 Total Number of Portfolio Holdings1,554 Portfolio Turnover Rate (annualized)90.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.48%
Investment Companies	6.82%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019585
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	R-3
Trading Symbol	PJARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$68	1.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.46%
AssetsNet	$ 1,015,839,000
Holdings Count | Holding	1,554
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,015,839 Total Number of Portfolio Holdings1,554 Portfolio Turnover Rate (annualized)90.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.48%
Investment Companies	6.82%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000019586
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	R-5
Trading Symbol	PLARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$54	1.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.15%
AssetsNet	$ 1,015,839,000
Holdings Count | Holding	1,554
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,015,839 Total Number of Portfolio Holdings1,554 Portfolio Turnover Rate (annualized)90.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.48%
Investment Companies	6.82%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000149259
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	R-6
Trading Symbol	PSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$42	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.90%
AssetsNet	$ 1,015,839,000
Holdings Count | Holding	1,554
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,015,839 Total Number of Portfolio Holdings1,554 Portfolio Turnover Rate (annualized)90.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.48%
Investment Companies	6.82%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000038734
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	PTEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
AssetsNet	$ 509,570,000
Holdings Count | Holding	211
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$509,570 Total Number of Portfolio Holdings211 Portfolio Turnover Rate (annualized)62.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	103.77%
Investment Companies	0.09%
Other Assets and LiabilitiesFootnote Reference*	(3.86)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

C000038736
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class C
Trading Symbol	PTBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.82%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.82%
AssetsNet	$ 509,570,000
Holdings Count | Holding	211
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$509,570 Total Number of Portfolio Holdings211 Portfolio Turnover Rate (annualized)62.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	103.77%
Investment Companies	0.09%
Other Assets and LiabilitiesFootnote Reference*	(3.86)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

C000158782
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Institutional
Trading Symbol	PITEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 509,570,000
Holdings Count | Holding	211
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$509,570 Total Number of Portfolio Holdings211 Portfolio Turnover Rate (annualized)62.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	103.77%
Investment Companies	0.09%
Other Assets and LiabilitiesFootnote Reference*	(3.86)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations